UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 6/30

Date of reporting period:  03/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCKS - 75.9%
	BANKS - 15.1%
240,000	Bank of America Corp.	$ 2,296,800
10,500	Fifth Third Bancorp	147,525
7,000	Northern Trust Corp.	332,150
56,000	Regions Financial Corp.	369,040
14,000	SunTrust Banks Inc.	338,380
22,000	Wells Fargo & Co. (New)	751,080
18,996	Zions Bancorporation	407,654
		4,642,629
	BEVERAGES - 1.0%
3,200	Diageo PLC - ADR	308,800

	CHEMICALS - 1.0%
14,000	Olin Corp.	304,500

	COMMERCIAL SERVICES - 3.0%
7,900	Visa, Inc.	932,200

	COMPUTERS - 9.9%
5,100	Apple, Inc. *	3,057,297

	HOME BUILDERS - 1.3%
46,000	PulteGroup, Inc. *	407,100

	INTERNET - 9.5%
4,300	Amazon.com, Inc. *	870,793
5,300	Baidu, Inc. - ADR *	772,581
2,000	Google, Inc. *	1,282,480
		2,925,854
	MEDIA - 1.0%
7,100	Walt Disney Co.(The)	310,838

	MISCELLANEOUS - 3.0%
10,200	3M Co.	909,942

	OFFICE/BUSINESS EQUIPMENT 0.9%
15,000	Pitney Bowes, Inc.	263,700

	OIL & GAS - 7.6%
5,500	ChevronTexaco Corp.	589,820
8,100	ConocoPhillips	615,681
3,400	Exxon Mobil Corp.	294,882
19,650	Marathon Petroleum Corp.	852,024
		2,352,407
	PHARMACEUTICAL - 1.4%
4,200	Johnson & Johnson	277,032
7,000	Pfizer, Inc.	158,620
		435,652
	PIPELINES - 0.9%
3,500	Kinder Morgan Energy Partners LP	289,625

	REITS - 2.6%
26,600	American Capital Agency Corp.	785,764

	RETAIL - 1.0%
3,000	McDonald's Corp.	294,300

	SEMICONDUCTORS - 4.4%
36,000	Intel, Corp.	1,011,960
5,000	Qualcomm, Inc.	340,100
		1,352,060
GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)(Continued)
Principal		Value
	SOFTWARE - 1.0%
10,000	Microsoft Corp.	$ 322,500

	TELECOMMUNICATIONS - 11.3%
29,500	AT&T, Inc.	921,285
14,300	BCE, Inc.	572,858
59,800	Corning, Inc.	841,984
9,000	Telefonica Brasil SA - ADR	275,670
22,500	Verizon Communcations, Inc.	860,175
		3,471,972

	TOTAL COMMON STOCKS - (Cost - $21,645,883)	23,367,140

Principal	BONDS & NOTES - 21.3%
	BANKS - 6.7%
250,000	Ally Financial, Inc., 6.875%, 8/28/12	253,750
140,000	Ally Financial, Inc., 7.000% 9/15/12	140,617
150,000	Ally Financial, Inc., 7.000% 10/15/12	149,918
250,000	Morgan Stanley, 6.600%, 4/1/12	250,000
250,000	Morgan Stanley, 5.300%, 3/1/13	257,000
500,000	Regions Financial Corp., 6.375%, 5/15/12	501,875
500,000	Synovus Financial Corp. , 4.875%, 2/15/13	499,375
		2,052,535
	COMMERCIAL SERVICES - 2.5%
500,000	Block Financial LLC, 7.875%, 1/15/13	523,285
250,000	PHH Corp., 7.125%, 3/1/13	253,438
		776,723
	DIVERSIFIED FINANCIAL SERVICES - 7.0%
250,000	FIA Card Services NA , 6.625%, 6/15/12	252,490
250,000	International Lease Finance Corp.,5.550%, 9/5/12	251,562
500,000	Sears Roebuck Acceptance Corp., 6.700%, 4/15/12	497,500
27,000	Sears Roebuck Acceptance Corp., 7.400%, 12/15/12	26,532
65,000	Sears Roebuck Acceptance Corp., 7.500%, 12/15/12	63,917
100,000	Sears Roebuck Acceptance Corp., 7.500%, 1/15/13	97,424
100,000	Sears Roebuck Acceptance Corp., 7.500%, 1/15/13	97,424
400,000	Springleal Finance Corp., 5.375% 10/1/12	383,000
350,000	Springleal Finance Corp., 4.875% 7/15/12	339,500
150,000	Springleal Finance Corp., 5.900% 9/15/12	143,625
		2,152,974
	FOOD - 0.8%
250,000	Supervalu, Inc., 7.500%, 5/15/12	251,875

	FOREST PRODUCTS - 0.8%
324,000	Appleton Paper, Inc., 9.750%, 6/15/14	243,000

	INSURANCE - 1.8%
300,000	Genworth Financial, Inc., 5.650%, 6/15/12	302,224
250,000	Old Republic International Corp., 8.000%, 5/15/12	253,750
		555,974
	LODGING - 1.7%
500,000	MGM Resorts International, 6.750%, 9/1/12	510,000

	TOTAL BONDS & NOTES	6,543,081
	(Cost - $6,581,184)

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)(Continued)
Shares		Value
	PREFERRED STOCKS - 1.3%
	BANKS - 0.4%
5,000	Associated Banc-Corp.	$ 133,850

	INSURANCE - 0.9%
11,000	Allianz AG - ADR	285,313

	TOTAL PREFERRED STOCKS - (Cost - $411,495)	419,163

	SHORT TERM INVESTMENT- 0.6%
187,775	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.00% **	187,775
	(Cost - $187,775)

	TOTAL INVESTMENTS - 99.1% (Cost - $28,826,337)(a)	$ 30,517,159
	OTHER ASSETS LESS LIABILITIES - 0.9%	267,890
	NET ASSETS - 100.0%	$ 30,785,049

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,838,334
	Unrealized depreciation:	(147,512)
	Net unrealized appreciation:	$ 1,690,822

Ginkgo Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,367,140	$ -	$ -	$ 23,367,140
Bond & Notes	-	6,543,081	-	-
Preferred Stocks	419,163	-	-	419,163
Money Market Funds	187,775	-	-	187,775
Total	$ 23,974,078	$ 6,543,081	$ -	$ 30,517,159

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/30/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/30/2012